Property, Plant And Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment
Note 9:	Property, Plant and Equipment

	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2025	331	16,952	350	3,451	21,084
Additions	21	*4,858	99	519	5,497
Disposals	-	-	(76)	-	(76)
Foreign currency translation	5	-	-	-	5

Balance as of December 31, 2025	357	21,810	373	3,970	26,510

Balance as of January 1, 2024	319	12,403	267	3,375	16,364
Additions	25	*5,395	174	76	5,670
Disposals	(11)	(846)	(91)	-	(948)
Foreign currency translation	(2)	-	-	-	(2)

Balance as of December 31, 2024	331	16,952	350	3,451	21,084

Accumulated Depreciation

Balance as of January 1, 2025	194	3,928	129	2,701	6,952
Additions	19	468	99	404	990
Disposals	-	-	(76)	-	(76)
Foreign currency translation	4	-	-	-	4

Balance as of December 31, 2025	217	4,396	152	3,105	7,870

Balance as of January 1, 2024	184	4,266	155	2,531	7,136
Additions	23	495	65	170	753
Disposals	(11)	(833)	(91)	-	(935)
Foreign currency translation	(2)	-	-	-	(2)

Balance as of December 31, 2024	194	3,928	129	2,701	6,952

Carrying amounts of all fixed asset items
December 31, 2025	140	17,414	221	865	18,640
December 31, 2024	137	13,024	221	750	14,132

*Including new facility costs in the amount of 4,147 for 2025 and 4,271 for 2024.